Property, Plant and Equipment, net - Summary of Property, Plant and Equipment, Net (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation	¥ 11,924	¥ 10,269	¥ 12,413